Financial Derivatives (Derivative Assets and Liabilitites Offsetting) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	$ 3,502	$ 2,081
Fair Value Offset Amount	690	688
Cash Collateral	616	341
Net Fair Value	2,196	1,052
Securities Collateral Held /Pledged Under Master Netting Agreements	215	25
Net Amounts	1,981	1,027
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	2,019	2,290
Fair Value Offset Amount	690	688
Cash Collateral	790	539
Net Fair Value	539	1,063
Securities Collateral Held /Pledged Under Master Netting Agreements		11
Net Amounts	539	1,052
Interest rate contracts:
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Net Amounts	112
Commodity contracts
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	306	311
Fair Value Offset Amount	198	76
Cash Collateral	18	210
Net Fair Value	90	25
Net Amounts	90	25
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	301	305
Fair Value Offset Amount	152	56
Cash Collateral	17	17
Net Fair Value	132	232
Net Amounts	132	232
Foreign exchange and other contracts
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	213	269
Fair Value Offset Amount	127	162
Cash Collateral	5	14
Net Fair Value	81	93
Net Amounts	81	93
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	425	465
Fair Value Offset Amount	63	75
Cash Collateral	81	33
Net Fair Value	281	357
Net Amounts	281	357
Over-the-counter cleared | Interest rate contracts:
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	14	29
Net Fair Value	14	29
Net Amounts	14	29
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	14	24
Net Fair Value	14	24
Net Amounts	14	24
Over-the-counter | Interest rate contracts:
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	2,969	1,472
Fair Value Offset Amount	365	450
Cash Collateral	593	117
Net Fair Value	2,011	905
Securities Collateral Held /Pledged Under Master Netting Agreements	215	25
Net Amounts	1,796	880
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Gross Fair Value	1,279	1,496
Fair Value Offset Amount	475	557
Cash Collateral	692	489
Net Fair Value	$ 112	450
Securities Collateral Held /Pledged Under Master Netting Agreements		11
Net Amounts		$ 439